Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.01%
Australia–0.96%
Glencore PLC	188,355	$1,264,625
Brazil–5.94%
Arezzo Industria e Comercio S.A.	268,400	4,631,688
Lojas Renner S.A.	295,910	1,260,866
NU Holdings Ltd., Class A(a)	166,803	775,634
WEG S.A.	158,400	1,193,235
		7,861,423
Chile–2.26%
Banco Santander Chile	44,701,213	1,879,219
Parque Arauco S.A.	861,068	1,108,571
		2,987,790
China–32.98%
BeiGene Ltd.(a)	67,600	1,335,199
BeiGene Ltd., ADR(a)	10,774	2,758,144
Brii Biosciences Ltd.(a)	973,500	1,262,150
H World Group Ltd., ADR	143,253	6,801,652
New Horizon Health Ltd.(a)(b)	400,000	1,550,737
Silergy Corp.	218,000	4,442,852
SITC International Holdings Co. Ltd.	627,000	1,365,717
Sunny Optical Technology Group Co. Ltd.	208,700	2,829,205
Tencent Music Entertainment Group, ADR(a)	154,189	1,293,646
Wuxi Biologics Cayman, Inc.(a)(b)	444,500	3,700,209
Yum China Holdings, Inc.	135,861	8,370,396
Zai Lab Ltd., ADR(a)	52,088	2,194,988
Zhongsheng Group Holdings Ltd.	320,789	1,817,253
ZTO Express (Cayman), Inc., ADR	136,908	3,903,247
		43,625,395
Hong Kong–2.02%
Hongkong Land Holdings Ltd.	546,300	2,669,702
India–15.43%
Asian Paints Ltd.	3,569	119,243
Cholamandalam Investment and Finance Co. Ltd.	35,953	311,260
Godrej Properties Ltd.(a)	66,017	955,493
Havells India Ltd.	188,011	2,726,974
HDFC Life Insurance Co. Ltd.(b)	118,396	838,584
Housing Development Finance Corp. Ltd.	118,245	3,796,321
Le Travenues Technology Ltd.(c)	7,200,800	7,255,341
Marico Ltd.	69,951	426,100
Oberoi Realty Ltd.	270,570	2,722,908
Voltas Ltd.	128,041	1,257,160
		20,409,384
Indonesia–2.49%
PT Ace Hardware Indonesia Tbk	39,995,700	1,310,111
PT Bank Rakyat Indonesia (Persero) Tbk	1,435,829	439,685
PT Unilever Indonesia Tbk	4,945,500	1,538,303
		3,288,099
Shares		Value
Mexico–9.94%
Coca-Cola FEMSA S.A.B. de C.V., ADR	23,880	$1,819,178
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	294,300	2,577,831
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	54,260	1,473,741
Grupo Mexico S.A.B. de C.V., Class B	939,300	4,177,105
Wal-Mart de Mexico S.A.B. de C.V., Series V	789,800	3,093,686
		13,141,541
Peru–2.09%
Credicorp Ltd.	10,203	1,370,263
InRetail Peru Corp.(b)	40,530	1,394,232
		2,764,495
Philippines–1.17%
San Miguel Food and Beverage, Inc.	3,300	2,797
SM Prime Holdings, Inc.	2,281,700	1,544,438
		1,547,235
Poland–0.98%
Allegro.eu S.A.(a)(b)	186,257	1,297,776
South Korea–10.56%
LG Chem Ltd.	9,985	5,644,132
LG H&H Co. Ltd.	3,521	2,141,694
Samsung Biologics Co. Ltd.(a)(b)	9,552	6,180,340
		13,966,166
Taiwan–7.44%
MediaTek, Inc.	114,000	2,762,506
Taiwan Semiconductor Manufacturing Co. Ltd.	172,000	3,034,457
Voltronic Power Technology Corp.	79,919	4,044,746
		9,841,709
Turkey–2.09%
BIM Birlesik Magazalar A.S.	417,030	2,767,177
United States–0.66%
Globant S.A.(a)	5,421	879,178
Total Common Stocks & Other Equity Interests (Cost $102,351,605)		128,311,695
Money Market Funds–1.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	581,804	581,804
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	415,452	415,576
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	664,918	664,918
Total Money Market Funds (Cost $1,662,298)		1,662,298
TOTAL INVESTMENTS IN SECURITIES—98.27% (Cost $104,013,903)		129,973,993
OTHER ASSETS LESS LIABILITIES–1.73%		2,291,465
NET ASSETS–100.00%		$132,265,458

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Innovators Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $14,961,878, which represented 11.31% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$540,907	$5,807,186	$(5,766,289)	$-	$-	$581,804	$3,519
Invesco Liquid Assets Portfolio, Institutional Class	386,410	4,147,990	(4,118,824)	(38)	38	415,576	4,827
Invesco Treasury Portfolio, Institutional Class	618,180	6,636,783	(6,590,045)	-	-	664,918	7,787
Total	$1,545,497	$16,591,959	$(16,475,158)	$(38)	$38	$1,662,298	$16,133

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Innovators Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,264,625	$—	$1,264,625
Brazil	7,861,423	—	—	7,861,423
Chile	2,987,790	—	—	2,987,790
China	25,322,073	18,303,322	—	43,625,395
Hong Kong	—	2,669,702	—	2,669,702
India	—	13,154,043	7,255,341	20,409,384
Indonesia	—	3,288,099	—	3,288,099
Mexico	13,141,541	—	—	13,141,541
Peru	2,764,495	—	—	2,764,495
Philippines	—	1,547,235	—	1,547,235
Poland	—	1,297,776	—	1,297,776
South Korea	—	13,966,166	—	13,966,166
Taiwan	—	9,841,709	—	9,841,709
Turkey	—	2,767,177	—	2,767,177
United States	879,178	—	—	879,178
Money Market Funds	1,662,298	—	—	1,662,298
Total Investments	$54,618,798	$68,099,854	$7,255,341	$129,973,993
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended January 31, 2023:
	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3*	Transfers out of Level 3*	Value 01/31/23
Common Stocks & Other Equity Interests	$8,303,810	$788,679	$(4,918,271)	$—	$(11,393,996)	$14,475,119	$—	$—	$7,255,341
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 01/31/23	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Le Travenues Technology Ltd.	$7,255,341	Discount % applied to original purchase price	Discount %	N/A	13%	(a)
(a)	The Fund fair values certain private placement securities at a discount to the original purchase price or "cost". Invesco Advisers, Inc. periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event, such as a corporate action event, which would warrant a re-evaluation of the security’s fair valuation.
Invesco Emerging Markets Innovators Fund